LORD ABBETT SECURITIES TRUST
90 Hudson Street
Jersey City, NJ 07302

February 1, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Registration Statement on Form N-14 (“Registration
Statement”) of Lord Abbett Securities Trust (the “Trust”)

Ladies and Gentlemen:

          Pursuant to: (i) the Securities Act of 1933, as amended (the “1933 Act”); (ii) the General Instructions to Form N-14; and (iii) Regulation S-T, enclosed herewith for filing on behalf of the Trust is the Trust’s registration statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to the proposed reorganization of Lord Abbett Large Cap Value Fund (“Large Cap Value Fund”), a series of the Trust, into Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund” and, together with the Large Cap Value Fund, the “Funds”), another series of the Trust (the “Reorganization”). Consistent with Item 14 of Form N-14, the Registration Statement does not include pro forma financial statements because Large Cap Value Fund’s net assets do not exceed ten percent of Fundamental Equity Fund’s net assets, both measured as of January 31, 2012.

          In accordance with the factors set forth by the staff of the U.S. Securities and Exchange Commission in North American Security Trust, SEC No-Action Letter (pub. avail. Aug. 5, 1994), we have determined that Fundamental Equity Fund will be the accounting survivor of the Reorganization because the combined Fund will most closely resemble Fundamental Equity Fund. Our analysis of each of these factors is as follows:

•

Investment Adviser. Lord, Abbett & Co. LLC serves as the investment adviser to Fundamental Equity Fund and will continue to serve as the investment adviser to the combined Fund after the Reorganization is completed.

•

Investment Objective, Policies, and Restrictions. After the Reorganization is completed, the combined Fund will be managed according to the investment objective, policies, and restrictions of Fundamental Equity Fund.

•

Expense Structures and Expense Ratios. After the Reorganization is completed, the combined Fund will have the same expense structure and expense ratios as Fundamental Equity Fund. The estimated annual expense ratio of the combined Fund

U.S. Securities and Exchange Commission
February 1, 2012

is expected to be the same as or lower than the current annual expense ratio of Fundamental Equity Fund, which is lower than the current annual expense ratio of Large Cap Value Fund.

•

Relative Asset Size. Fundamental Equity Fund has significantly more assets than Large Cap Value Fund. Based on October 31, 2011 data, Fundamental Equity Fund’s net assets constitute approximately 99% of the pro forma combined Fund resulting from the Reorganization.

•	Portfolio Composition. The portfolio composition of the combined Fund will closely resemble that of Fundamental Equity Fund.

          The Trust would appreciate receiving any comments on the Registration Statement from the staff as soon as possible before the Registration Statement becomes effective on March 14, 2012 pursuant to Rule 488 under the 1933 Act. The Trust plans to file a pre-effective amendment to the Registration Statement for the purpose of including Large Cap Value Fund’s number of outstanding shares and identifying the Fund’s 5% shareholders as of the February 24, 2012 record date.

          If you have any questions or comments, please do not hesitate to contact the undersigned at (201) 827-2225 or Brooke A. Fapohunda at (201) 827-2279.

Sincerely,

/s/ Thomas R. Phillips

Thomas R. Phillips
Vice President and Assistant Secretary